BASIS OF PREPARATION (Tables)	6 Months Ended
Jun. 30, 2022
Basis of preparation [abstract]
Foreign Exchange Rates
In preparing these financial statements, the exchange rates used in respect of the Euro (€) are:

	Closing Rate June 30		Closing rate December 31		Average rate for the period ended June 30		Average rate for the year ended December 31
ISO Code	2022	2021	2021	2020	2022	2021	2021	2020
EUR	1.047414	1.092998	1.131610	1.227100	1.092998	1.202483	1.183269	1.147000